Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (losses)
Insurance brokerage commissions		$ 1,169,306	$ 455,394	$ 542,795
Securities brokerage commissions and fees		2,732,846	3,412,644	3,188,684
Market making commissions and fees		3,121,661	781,878	4,324,650
Interest income		2,424,676	3,229,716	1,351,318
Trading gains (losses)		10,479,504	(11,467,969)	13,379,146
Other income		1,163,251	1,118,244	2,387,368
Gross profit		21,091,244	(2,470,093)	25,173,961
Expenses and others
Commissions and fees		3,418,398	3,198,934	3,317,692
Compensation and benefits		4,099,852	3,620,506	4,069,203
Occupancy		870,254	826,254	778,881
Communication and technology		3,059,462	3,392,794	1,929,981
Cost of crypto mining				1,163,846
General and administrative		1,432,148	1,228,572	2,016,582
Professional fees		3,407,365	3,716,839	3,836,817
Research and development		7,115	4,693,995	1,205,040
Services fees		2,352,832	1,956,785	3,574,579
Interest		2,413,102	2,334,598	1,608,100
Depreciation and amortization		1,795,011	2,032,386	916,916
Marketing		4,196,795	3,743,567	913,675
Impairment of fixed assets			1,690,028
Impairment of cryptocurrencies			293,619
Change in fair value of warrant liabilities		(565,313)	(1,260,354)	470,804
Other operating		430,214	32,406	144,175
Total operating expenses		26,917,235	31,500,929	25,946,291
Loss before income taxes		(5,825,991)	(33,971,022)	(772,330)
Income tax expense		(1,058)	(3,419)	(54,367)
Net loss		(5,827,049)	(33,974,441)	(826,697)
Net loss attributable to non-controlling interests		(568,041)	(2,411,158)	(849,479)
Net (loss) gain attributable to LGHL		(5,259,008)	(31,563,283)	22,782
Deemed dividend on the effect of the down round features		(6,112,000)		(6,354,500)
Deemed dividend on the effect of the warrant modification		(3,086,000)
Dividends and deemed dividends on preferred shares			(595,208)	(1,810,204)
Net loss attributable to LGHL ordinary shareholders		$ (14,457,008)	$ (32,158,491)	$ (8,141,922)
Loss per share - basic (in Dollars per share)		$ (5.94)	$ (34.97)	$ (13.53)
Class A ordinary shares
Expenses and others
Loss per share - basic (in Dollars per share)	[1]	$ (0.12)	$ (0.7)	$ (0.27)
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	108,269,640	40,438,604	26,046,212
Class B ordinary shares
Expenses and others
Weighted average ordinary shares outstanding - basic (in Shares)		13,478,813	5,535,888	4,041,875

[1]	On July 3, 2023, LGHL announced that it plans to change its American depositary share (“ADS”) to ordinary share (“Share”) ratio from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares. The change in the ADS ratio was effective on July 13, 2023. For LGHL’s ADS holders, the change in the ADS ratio had the same effect as a one-for-fifty reverse ADS split. The ADS ratio change has no impact on LGHL’s underlying Shares. Loss per ADS for all periods presented had been retrospectively adjusted accordingly.